AXS Merger Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 48.8%
	AEROSPACE/DEFENSE — 2.9%
18,400	Aerojet Rocketdyne Holdings, Inc.*	$1,009,608
	AIRLINES — 0.2%
3,100	Spirit Airlines, Inc.*	53,196
	BANKS — 1.0%
1	Columbia Banking System, Inc.	20
30,800	First Horizon Corp.	347,116
		347,136
	BIOTECHNOLOGY — 7.4%
4,900	DICE Therapeutics, Inc.*	227,654
9,000	Horizon Therapeutics Plc*	925,650
25,600	IVERIC bio, Inc.*	1,007,104
24,300	VectivBio Holding A.G.*	409,941
		2,570,349
	COMMERCIAL SERVICES — 1.0%
1	RB Global, Inc.	60
4,200	Triton International Ltd.	349,692
		349,752
	DISTRIBUTION/WHOLESALE — 3.1%
30,050	Univar Solutions, Inc.*	1,076,992
	DIVERSIFIED FINANCIAL SERVICES — 4.6%
7,300	Canaccord Genuity Group, Inc.	46,011
26,100	Focus Financial Partners, Inc. - Class A*	1,370,511
12,200	Greenhill & Co., Inc.	178,730
		1,595,252
	ELECTRONICS — 3.4%
20,600	National Instruments Corp.	1,182,440
	ENTERTAINMENT — 0.2%
10,100	Cineplex, Inc.*	67,623
	HEALTHCARE-SERVICES — 3.8%
30,800	Syneos Health, Inc.*	1,297,912
	INSURANCE — 0.5%
6,100	Argo Group International Holdings Ltd.*	180,621
	MACHINERY-DIVERSIFIED — 1.0%
6,000	CIRCOR International, Inc.*	338,700

AXS Merger Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MINING — 0.7%
8,600	Arconic Corp.*	$254,388
	OFFICE FURNISHINGS — 0.0%
7	HNI Corp.	197
	OIL & GAS — 0.9%
4,100	PDC Energy, Inc.	291,674
	PIPELINES — 3.9%
21,600	Magellan Midstream Partners LP	1,346,112
	REAL ESTATE — 0.5%
12,400	Radius Global Infrastructure, Inc. - Class A*	184,760
	REITS — 1.8%
1,700	Healthcare Realty Trust, Inc. - REIT	32,062
4,200	Life Storage, Inc. - REIT	558,432
3,400	Necessity Retail REIT, Inc. - REIT	22,984
		613,478
	RETAIL — 1.2%
14,700	Franchise Group, Inc.	421,008
99,600	The Fresh Market Inc. Escrow Shares[1]	—
		421,008
	SEMICONDUCTORS — 0.5%
4,400	Tower Semiconductor Ltd.*	165,088
	SOFTWARE — 9.8%
22,500	Activision Blizzard, Inc.*	1,896,750
15,000	ForgeRock, Inc. - Class A*	308,100
1	Unity Software, Inc.*	34
8,300	VMware, Inc. - Class A*	1,192,627
		3,397,511
	TRANSPORTATION — 0.4%
14,150	GasLog Partners LP	121,973
	TOTAL COMMON STOCKS
	(Cost $16,829,260)	16,865,770

AXS Merger Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 0.0%
	PUT OPTIONS — 0.0%
21	IVERIC bio, Inc. Exercise Price: $30, Notional Amount: $63,000, Expiration Date: September 15, 2023*	$420
	TOTAL PUT OPTIONS
	(Cost $2,640)	420
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $2,640)	420

Number of Shares
	SHORT-TERM INVESTMENTS — 43.4%
14,993,216	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 4.98%[2]	14,993,216
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $14,993,216)	14,993,216
	TOTAL INVESTMENTS — 92.2%
	(Cost $31,825,116)	31,859,406
	Other Assets in Excess of Liabilities — 7.8%	2,706,629
	TOTAL NET ASSETS — 100.0%	$34,566,035
	SECURITIES SOLD SHORT — (7.9)%
	COMMON STOCKS — (7.9)%
	GAS — (0.1)%
(854)	Brookfield Infrastructure Corp. - Class A	(38,925)
	OIL & GAS — (0.9)%
(1,901)	Chevron Corp.	(299,122)
	PIPELINES — (2.6)%
(14,407)	ONEOK, Inc.	(889,200)
	REITS — (1.7)%
(3,759)	Extra Space Storage, Inc. - REIT	(559,527)
(2,287)	Global Net Lease, Inc. - REIT	(23,511)
		(583,038)

AXS Merger Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	SEMICONDUCTORS — (2.6)%
(1,058)	Broadcom, Inc.	$(917,741)
	TOTAL COMMON STOCKS
	(Proceeds $2,409,857)	(2,728,026)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $2,409,857)	$(2,728,026)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
(21)	IVERIC bio, Inc. Exercise Price: $40.00, Notional Amount: $(84,000), Expiration Date: September 15, 2023	(210)
	TOTAL CALL OPTIONS
	(Proceeds $986)	(210)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $986)	$(210)

RB – Revenue Bonds
LP – Limited Partnership
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]Level 3 securities fair valued under procedures established by the Board of Trustees, represents < Level 3 Securities as a Percentage of Total Net Assets >% of Net Assets. The total value of these securities is $< Total Value of Level 3 Securities >.
[2]The rate is the annualized seven-day yield at period end.